Shareholder Report	4 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Collaborative Investment Series Trust
Entity Central Index Key			0001719812
Entity Investment Company Type			N-1A
Document Period End Date			Sep. 30, 2024
C000222560
Shareholder Report [Line Items]
Trading Symbol			RTAI
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information Phone Number			1-888-783-8637
Additional Information Website			www.rareviewcapital.com/etfs/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rareview Tax Advantaged Income ETF	$145	1.25%

Expenses Paid, Amount			$ 145
Expense Ratio, Percent			1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 31.20%, for the fiscal year ended September 30, 2024, outperforming its benchmark, the Bloomberg Barclays U.S. Municipal Index, which returned 10.37% for the period.

• Lower US interest rates and a shift from a tightening to easing cycle by the Federal Reserve contributed to performance.

• Positive convexity from callable municipal bonds contributed to relative performance of the Fund.

Line Graph [Table Text Block]
	Fund @ NAV	Bloomberg Municipal Bond Index
Dec 20	$10,000	$10,000
Mar 21	$10,443	$9,965
Jun 21	$10,963	$10,106
Sep 21	$10,903	$10,079
Dec 21	$11,082	$10,152
Mar 22	$9,512	$9,520
Jun 22	$9,002	$9,240
Sep 22	$8,083	$8,920
Dec 22	$8,570	$9,286
Mar 23	$8,790	$9,544
Jun 23	$8,620	$9,534
Sep 23	$7,693	$9,158
Dec 23	$8,949	$9,881
Mar 24	$9,193	$9,843
Jun 24	$9,458	$9,841
Sep 24	$10,092	$10,108

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (10/20/2020)
Fund @ NAV	31.20%	1.48%
Bloomberg Municipal Bond Index	10.37%	0.83%

AssetsNet	$ 21,025,886	$ 21,025,886	$ 21,025,886
Holdings Count | Holding	11	11	11
Advisory Fees Paid, Amount			$ 65,071
InvestmentCompanyPortfolioTurnover			37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$21,025,886
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$65,071
Portfolio Turnover Rate	37%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Closed-End Funds	100.0
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000233898
Shareholder Report [Line Items]
Trading Symbol			RSEE
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information Phone Number			1-888-783-8637
Additional Information Website			www.rareviewcapital.com/etfs/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rareview Systematic Equity ETF	$154	1.35%

Expenses Paid, Amount			$ 154
Expense Ratio, Percent			1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 28.51%, for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI All Country World Index, which returned 32.35% for the period.

• The Fund used long-term and short-term behavior models to take long and short positions. The Fund seeks to add value by owning regional markets when expected returns are positive and taking defensive positions when expected returns are negative.

• Performance was bifurcated. The Fund outperformed MSCI EAFE, U.S. Small Cap, and MSCI Emerging Market Equities. The Fund underperformed U.S. Large Cap Equities.

• The underperformance is primarily the result of the benchmark composition of the MSCI ACWI Index. The MSCI ACWl is predominantly a large cap index with a measured allocation to emerging markets.

Line Graph [Table Text Block]
	Fund @ NAV	MSCI All Country World Index
Mar 22	$10,000	$10,000
Jun 22	$9,470	$8,447
Sep 22	$9,759	$7,881
Dec 22	$9,662	$8,659
Mar 23	$10,140	$9,304
Jun 23	$10,793	$9,894
Sep 23	$10,071	$9,568
Dec 23	$10,680	$10,634
Mar 24	$11,358	$11,519
Jun 24	$12,025	$11,866
Sep 24	$12,943	$12,663

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (1/20/2022)
Fund @ NAV	28.51%	10.29%
MSCI All Country World Index	32.35%	8.56%

AssetsNet	$ 59,598,974	$ 59,598,974	$ 59,598,974
Holdings Count | Holding	6	6	6
Advisory Fees Paid, Amount			$ 382,307
InvestmentCompanyPortfolioTurnover			126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,598,974
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$382,307
Portfolio Turnover Rate	126%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000230847
Shareholder Report [Line Items]
Trading Symbol			GHTA
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information Phone Number			1-866-898-6447
Additional Information Website			http://www.gham.co
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Goose Hollow Tactical Allocation ETF	$122	1.11%

Expenses Paid, Amount			$ 122
Expense Ratio, Percent			1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 20.07% for the fiscal year ended September 30, 2024, underperforming its benchmark, MSCI World Large & Mid Cap Index, which returned 32.04%

Positive contributors included tactical trades in global equity markets such as South Africa and Poland, benefiting from stronger growth and political shifts. Agency mortgages, long-dated treasuries, and treasury floaters gained from lower inflation. However, hedges in sectors like Semiconductors, SPX, and NASDAQ weighed on performance. Additionally, Chinese equities underperformed due to weak stimulus measures and economic challenges.

Line Graph [Table Text Block]
	Fund @ NAV	Bloomberg World Large & Mid Cap Index	60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index
Dec 21	$10,000	$10,000	$10,000
Mar 22	$10,254	$9,440	$9,465
Jun 22	$9,076	$7,995	$8,367
Sep 22	$9,142	$7,467	$7,908
Dec 22	$10,214	$8,176	$8,440
Mar 23	$10,616	$8,770	$8,938
Jun 23	$10,615	$9,314	$9,282
Sep 23	$10,426	$9,008	$8,976
Dec 23	$11,628	$9,995	$9,843
Mar 24	$11,553	$10,807	$10,336
Jun 24	$11,629	$11,132	$10,514
Sep 24	$12,519	$11,894	$11,140

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (11/16/2021)
Fund @ NAV	20.07%	7.84%
Bloomberg World Large & Mid Cap Index	32.04%	6.04%
60% MSCI World Index & 40% Bloomberg Barclays US Agg Bond Index	24.10%	3.96%

AssetsNet	$ 40,037,153	$ 40,037,153	$ 40,037,153
Holdings Count | Holding	15	15	15
Advisory Fees Paid, Amount			$ 203,685
InvestmentCompanyPortfolioTurnover			129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,037,153
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$203,685
Portfolio Turnover Rate	129%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	8.1
Exchange-Traded Funds	88.5
Purchased Options Contracts	0.0
Preferred Stocks	3.4
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since May 17, 2024. For complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 or upon request at 1-866-898-6447.

The expense limitation for the Fund pursuant to an Operating Expenses Limitation Agreement changed from 0.99% to 1.85%.

Effective July 8, 2024, Foreside Fund Services, LLC no longer serves as the distributor to the Fund. Paralel Distributors, LLC serves as the distributor to the Fund.

C000244425
Shareholder Report [Line Items]
Trading Symbol		GHMS
Annual or Semi-Annual Statement [Text Block]		Annual Shareholder Report
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		1-866-898-6447
Additional Information Website		https://ghms.gham.co.
Expenses [Text Block]

What were the Fund's costs since inception?*

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Goose Hollow Multi-Strategy Income ETF	$92	1.00%

* Expenses for a full reporting period would be higher

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform since inception?

The Fund returned 9.09% since inception (November 14, 2023), for the period ending September 30, 2024, underperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.41% during the same period.

A global rally in rates contributed to the Fund’s performance. Short-dated treasuries provided steady coupon income, and various positions benefited from inflation coming down this year, including in inflation-linked bonds, treasury floaters, and variable-rate preferreds. The Fund benefited from appreciation in mortgage REITS, and found attractive yields in emerging market debt. The Fund’s hedge against interest rate volatility detracted from performance using CMS curve caps.

Line Graph [Table Text Block]
	Fund @ NAV	Bloomberg U.S. Aggregate Bond Index
Dec 23	$10,000	$10,000
Mar 24	$10,017	$9,922
Jun 24	$10,064	$9,929
Sep 24	$10,545	$10,445

Average Annual Return [Table Text Block]
Since Fund Inception (11/14/2023)
Fund @ NAV	9.09%
Bloomberg U.S. Aggregate Bond Index	9.78%

AssetsNet	$ 18,033,146	$ 18,033,146	$ 18,033,146
Holdings Count | Holding	18	18	18
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,033,146
Number of Portfolio Holdings	18
Net Investment Advisory Fees	$-
Portfolio Turnover Rate	35%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Closed-End Funds	21.3
Exchange-Traded Funds	68.7
Preferred Stocks	10.0
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since May 29, 2024. For complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 or upon request at 1-866-898-6447.

Dividends from net investment income, if any, are declared and paid semi-annually by the Fund.

Effective July 8, 2024, Foreside Fund Services, LLC no longer serves as the distributor to the Fund. Paralel Distributors LLC serves as the distributor to the Fund.

C000223446
Shareholder Report [Line Items]
Trading Symbol			SPCX
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information Phone Number			1-866-904-0406
Additional Information Website			http://www.spcxetf.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The SPAC and New Issue ETF	$192	1.89%

Expenses Paid, Amount			$ 192
Expense Ratio, Percent			1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 2.87%, for the fiscal year ended September 30, 2024, underperforming its benchmark, the Index IQ Merger Arbitrage Index, which returned 3.70% for the period.

The Fund was up 2.87% for the year. Over the year, the SPAC market continues to be challenging. There are few SPAC IPOs, few SPAC deal announcements, and the current SPACs aren’t trading nearly as much as they did during the height of the SPAC market. The Fund has continued to find SPACs trading below cash in trust and our strategy remains the same: scour the SPAC landscape for SPACs trading below trust and raise cash by selling SPACs trading above cash in trust.

Line Graph [Table Text Block]
	Fund @ NAV	S&P 500 Index	IQ Merger Arbitrage Index
Dec 20	$10,000	$10,000	$10,000
Mar 21	$11,063	$10,617	$9,900
Jun 21	$11,305	$11,525	$10,072
Sep 21	$11,130	$11,592	$9,930
Dec 21	$11,008	$12,871	$9,729
Mar 22	$10,920	$12,279	$9,662
Jun 22	$10,728	$10,302	$9,354
Sep 22	$10,298	$9,799	$9,449
Dec 22	$9,675	$10,540	$9,558
Mar 23	$9,349	$11,330	$9,528
Jun 23	$9,340	$12,320	$9,380
Sep 23	$9,217	$11,917	$9,487
Dec 23	$9,301	$13,310	$9,505
Mar 24	$9,409	$14,715	$9,503
Jun 24	$9,491	$15,346	$9,466
Sep 24	$9,481	$16,249	$9,838

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (12/15/2020)
Fund @ NAV	2.87%	-0.57%
S&P 500 Index	36.35%	14.17%
IQ Merger Arbitrage Index	3.70%	-0.28%

AssetsNet	$ 11,221,373	$ 11,221,373	$ 11,221,373
Holdings Count | Holding	68	68	68
Advisory Fees Paid, Amount			$ 56,668
InvestmentCompanyPortfolioTurnover			274.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,221,373
Number of Portfolio Holdings	68
Net Investment Advisory Fees	$56,668
Portfolio Turnover Rate	274%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	98.5
Private Investments	1.1
Rights	0.1
Warrants	0.3
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

The expense limitation agreement was terminated on February 1, 2024.
C000240370
Shareholder Report [Line Items]
Trading Symbol			SNAV
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information Phone Number			1-866-464-6608
Additional Information Website			http://www.mohrfunds.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mohr Sector Nav ETF	$126	1.04%

Expenses Paid, Amount			$ 126
Expense Ratio, Percent			1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 23.70%, for the year ended September 30, 2024, underperforming its benchmark, the Morningstar US Large-Mid Cap Index, which returned 36.30% for the year.

• While U.S. stocks continued their upward trajectory throughout the year, market leadership shifted within sectors. The Federal Reserve’s rate cut and easing inflation contributed to broader stock gains, benefiting rate-sensitive sectors like utilities and real estate. Sector selection played an important role in performance along with the ability to pick up gains from market indexes like SPY and RSP.

• The biggest detractor in performance was the lack of market-cap concentration among the sector and index allocations.

Line Graph [Table Text Block]
	Fund @ NAV	Morningstar U.S. Large-Mid Cap Index
Mar 23	$10,000	$10,000
Jun 23	$10,781	$10,870
Sep 23	$10,277	$10,534
Dec 23	$11,279	$11,792
Mar 24	$12,060	$13,039
Jun 24	$12,177	$13,558
Sep 24	$12,712	$14,357

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (1/10/2023)
Fund @ NAV	23.70%	15.40%
Morningstar U.S. Large-Mid Cap Index	36.30%	27.18%

AssetsNet	$ 64,261,593	$ 64,261,593	$ 64,261,593
Holdings Count | Holding	10	10	10
Advisory Fees Paid, Amount			$ 339,623
InvestmentCompanyPortfolioTurnover			523.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,261,593
Number of Portfolio Holdings	10
Net Investment Advisory Fees	$339,623
Portfolio Turnover Rate	523%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 22, 2024. For complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 or upon request at 1-866-464-6608.

Foreside Fund Services, LLC no longer serves as the distributor to the Fund. Paralel Distributors, LLC serves as the distributor to the Fund.

Effective August 30, 2024, dividends from net investment income, if any, are declared and paid quarterly by the Fund.

C000229547
Shareholder Report [Line Items]
Trading Symbol			MFUL
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information Phone Number			1-866-464-6608
Additional Information Website			http://www.mohrfunds.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mindful Conservative ETF	$113	1.08%

Expenses Paid, Amount			$ 113
Expense Ratio, Percent			1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 9.47%, for the fiscal year ended September 30, 2024, underperforming its benchmark, the Dow Jones U.S. Moderately Conservative Portfolio Index, which returned 17.68% for the period.

The Federal Reserve’s rate cut and easing inflation contributed to broader stock gains. Globally, interest rate policy also influenced markets, with notable moves in Japan and China. The fixed income market also rallied, largely due to the Federal Reserve's interest rate cuts and signs of slower inflation and employment growth in the U.S. Higher yielding and longer-duration sectors outperformed as confidence grew in the Federal Reserve's ability to manage the economy while curbing inflation. The Fund participated in the fixed income gains while benefiting from a broader equity market participation in its more conservative equity holdings.

Underperformance could be attributed to the benchmark’s greater weighting in equities and its higher risk profile.

Line Graph [Table Text Block]
	Fund @ NAV	Bloomberg U.S. Aggregate Bond Index	Dow Jones U.S. Moderately Conservative Portfolio Index
Dec 21	$10,000	$10,000	$10,000
Mar 22	$9,386	$9,407	$9,503
Jun 22	$8,719	$8,965	$8,689
Sep 22	$8,698	$8,539	$8,344
Dec 22	$8,752	$8,699	$8,684
Mar 23	$8,788	$8,957	$9,012
Jun 23	$8,869	$8,881	$9,189
Sep 23	$8,655	$8,594	$8,860
Dec 23	$8,957	$9,180	$9,587
Mar 24	$9,148	$9,109	$9,875
Jun 24	$9,173	$9,115	$9,881
Sep 24	$9,474	$9,588	$10,427

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (11/2/2021)
Fund @ NAV	9.47%	-2.36%
Bloomberg U.S. Aggregate Bond Index	11.57%	-1.45%
Dow Jones U.S. Moderately Conservative Portfolio Index	17.68%	1.47%

AssetsNet	$ 46,444,927	$ 46,444,927	$ 46,444,927
Holdings Count | Holding	16	16	16
Advisory Fees Paid, Amount			$ 405,717
InvestmentCompanyPortfolioTurnover			314.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$46,444,927
Number of Portfolio Holdings	16
Net Investment Advisory Fees	$405,717
Portfolio Turnover Rate	314%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 22, 2024. For complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 or upon request at 1-866-464-6608.

Foreside Fund Services, LLC no longer serves as the distributor to the Fund. Paralel Distributors, LLC serves as the distributor to the Fund.

Effective August 30, 2024, dividends from net investment income, if any, are declared and paid quarterly by the Fund.

C000229546
Shareholder Report [Line Items]
Trading Symbol			RULE
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information Phone Number			1-866-464-6608
Additional Information Website			http://www.mohrfunds.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adaptive Core ETF	$131	1.20%

Expenses Paid, Amount			$ 131
Expense Ratio, Percent			1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 18.97%, for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% for the period.

• The anticipation and then reality of Federal Reserve rate cuts came mostly as no surprise and generally aided broader market gains. The Fund was well positioned to capture gains in value-oriented constituents without concentration in the magnificent seven stocks as market leadership shifted throughout the year within market caps and styles.

• Any underperformance could be attributed to the Fund having a more value-oriented constituency and not having concentration in the top technology stocks.

Line Graph [Table Text Block]
	Fund @ NAV	S&P 500 Index
Dec 21	$10,000	$10,000
Mar 22	$9,000	$9,540
Jun 22	$8,029	$8,004
Sep 22	$7,683	$7,613
Dec 22	$7,731	$8,189
Mar 23	$7,688	$8,803
Jun 23	$7,880	$9,572
Sep 23	$7,424	$9,259
Dec 23	$8,224	$10,342
Mar 24	$8,873	$11,433
Jun 24	$8,754	$11,923
Sep 24	$8,832	$12,625

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (11/2/2021)
Fund @ NAV	18.97%	-3.80%
S&P 500 Index	36.35%	9.52%

AssetsNet	$ 27,915,713	$ 27,915,713	$ 27,915,713
Holdings Count | Holding	35	35	35
Advisory Fees Paid, Amount			$ 273,935
InvestmentCompanyPortfolioTurnover			451.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,915,713
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$273,935
Portfolio Turnover Rate	451%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	82.2
Exchange-Traded Funds	17.8
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 22, 2024. For complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 or upon request at 1-866-464-6608.

Foreside Fund Services, LLC no longer serves as the distributor to the Fund. Paralel Distributors, LLC serves as the distributor to the Fund.

Effective August 30, 2024, dividends from net investment income, if any, are declared and paid quarterly by the Fund.

C000222559
Shareholder Report [Line Items]
Trading Symbol			RDFI
Annual or Semi-Annual Statement [Text Block]			Annual Shareholder Report
Shareholder Report Annual or Semi-Annual			annual shareholder report
Additional Information Phone Number			1-888-783-8637
Additional Information Website			www.rareviewcapital.com/etfs/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rareview Dynamic Fixed Income ETF	$172	1.50%

Expenses Paid, Amount			$ 172
Expense Ratio, Percent			1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund returned 29.33%, for the fiscal year ended September 30, 2024, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the year.

• Lower U.S. interest rates and a shift from a tightening to easing cycle by the Federal Reserve contributed to performance.

• Overweight exposure to emerging market local currency debt contributed to relative performance as high carry currencies outperformed other fixed income assets.

• Overweight exposure to securitized debt contributed to relative performance as spreads are relatively wider than other high grade fixed income.

• Security selection within each asset class contributed to positive relative performance.

Line Graph [Table Text Block]
	Fund @ NAV	Bloomberg U.S. Aggregate Bond Index	50% ICE BofA 5-10Y US Corp % 50% Markit iBoxx Liq HY Index
Dec 20	$10,000	$10,000	$10,000
Mar 21	$10,705	$9,663	$9,842
Jun 21	$11,298	$9,840	$10,102
Sep 21	$11,257	$9,845	$10,135
Dec 21	$11,262	$9,846	$10,152
Mar 22	$10,195	$9,262	$9,562
Jun 22	$9,559	$8,827	$8,796
Sep 22	$8,994	$8,407	$8,547
Dec 22	$9,334	$8,565	$8,897
Mar 23	$9,539	$8,819	$9,222
Jun 23	$9,644	$8,744	$9,260
Sep 23	$9,227	$8,462	$9,163
Dec 23	$10,146	$9,038	$9,862
Mar 24	$10,651	$8,968	$9,920
Jun 24	$10,804	$8,974	$10,002
Sep 24	$11,932	$9,440	$10,568

Average Annual Return [Table Text Block]
	1 Year	Since Fund Inception (10/20/2020)
Fund @ NAV	29.33%	6.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	-1.22%
50% ICE BofA 5-10Y Corp & 50% Markit iBoxx Liq HY Index	15.33%	2.22%

AssetsNet	$ 54,114,995	$ 54,114,995	$ 54,114,995
Holdings Count | Holding	32	32	32
Advisory Fees Paid, Amount			$ 361,904
InvestmentCompanyPortfolioTurnover			151.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,114,995
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$361,904
Portfolio Turnover Rate	151%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Closed-End Funds	85.9
Common Stocks	4.0
Exchange-Traded Funds	9.7
Purchased Options Contracts	0.4
Total	100.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000250203
Shareholder Report [Line Items]
Trading Symbol	RTRE
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	1-888-783-8637
Additional Information Website	www.rareviewcapital.com/etfs/
Expenses [Text Block]

What were the Fund's costs since inception?*

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rareview Total Return Bond ETF	$23	0.67%

* Expenses for a full reporting period would be higher

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.67%
AssetsNet	$ 24,268,144	$ 24,268,144	$ 24,268,144
Holdings Count | Holding	112	112	112
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,268,144
Number of Portfolio Holdings	112
Net Investment Advisory Fees	$-
Portfolio Turnover Rate	39%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Asset - Backed Securities	2.1
Collateralized Mortgage Obligations	9.6
Corporate Bonds	28.1
Exchange-Traded Funds	8.3
Municipal Bonds	0.9
Preferred Stocks	0.2
Treasury Bill	4.9
Treasury Notes	13.0
U.S. Government Agency Mortgages	31.8
Yankee Dollars	1.1
Total	100.0